Note 7 - Supplemental Cash Flow Information (Details) - Cash Paid for Interest and Income Taxes (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash Paid for Interest and Income Taxes [Abstract]
Interest (net of amounts capitalized)	$ 14,444	$ 43,610	$ 23,239
Income taxes, net of refunds	$ 43,237	$ 65,875	$ 42,138